Note 19 - Capital Structure and Financial Matters (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2023	37,897,780	37,898
Capital increase January 2024 (exercised warrants)	9,216	9
Capital increase at January 26, 2024 (JonesTrading sales agreement)	2,633,550	2,634
Capital increase at February 3, 2024 (JonesTrading sales agreement)	4,450,000	4,450
Capital increase at February 5, 2024 (JonesTrading sales agreement)	3,125,000	3,125
Capital increase February 2024 (exercised warrants)	1,975,000	1,975
Capital increase February 2024 (exercised warrants)	2,060,000	2,060
Capital increase April 2024 (exercised warrants)	1,960,000	1,960
Capital increase July 2024 (exercised warrants)	1,640,000	1,640
Capital increase at August 12, 2024 (JonesTrading sales agreement)	10,000	10
Capital increase at September 4, 2024 (JonesTrading sales agreement)	10,000	10
Capital increase at September 5, 2024 (JonesTrading sales agreement)	10,000	10
Capital increase September 2024 (exercised warrants)	1,070,000	1,070
Capital increase at September 30, 2024 (JonesTrading sales agreement)	316,180	316
Capital increase at September 30, 2024 (JonesTrading sales agreement)	253,830	254
Capital increase October 2024 (exercised warrants)	1,240,000	1,240
Capital increase December 2024 (exercised warrants)	4,840,000	4,840
Capital increase December 2024 (exercised warrants)	6,630,000	6,630
Share capital, December 31, 2024	70,130,556	70,131
Capital increase at January 8, 2025 (exercides warrants)	6,360,000	6,360
Capital increase at January 16, 2025 (exercides warrants)	2,150,000	2,150
Capital decrease at January 17, 2025	0	(58,980)
Capital increase at January 27, 2025 (JonesTrading)	34,820,000	8,705
Capital increase at January 31, 2025 (public offering)	177,451,100	44,363
Capital increase at January 31, 2025 (public offering)	22,416,950	5,604
Capital increase at February 5, 2025 (exercised warrants)	2,500,000	625
Capital increase at September 26, 2025 (JonesTrading)	50,900,000	12,725
Capital increase at October 3, 2025 (exercised warrants)	21,705,100	5,426
Capital increase at October 7, 2025 (exercised warrants)	1,325,150	331
Capital increase at October 8, 2025 (exercised warrants)	1,625,000	406
Capital increase at October 9, 2025 (exercised warrants)	1,875,000	469
Capital increase at October 9, 2025 (exercised warrants)	1,875,000	469
Capital increase at October 10, 2025 (exercised warrants)	922,500	231
Capital increase at October 10, 2025 (exercised warrants)	137,500	34
Capital increase at October 15, 2025 (exercised warrants)	2,025,000	506
Capital increase at October 16, 2025 (exercised warrants)	6,479,400	1,620
Capital increase at October 17, 2025 (exercised warrants)	5,350,000	1,338
Capital increase at October 20, 2025 (exercised warrants)	400,000	100
Capital increase at October 20, 2025 (exercised warrants)	1,875,000	469
Capital increase at October 21, 2025 (exercised warrants)	2,025,000	506
Capital increase at October 22, 2025 (exercised warrants)	200,000	50
Capital increase at October 24, 2025 (exercised warrants)	275,000	69
Capital increase at October 28, 2025 (exercised warrants)	312,500	78
Capital increase at November 4, 2025 (exercised warrants)	1,875,000	469
Share capital, December 31, 2025	417,010,756	104,253
	December 31,
	2025	2024
	(USD in thousands)
Authorized, issued and fully paid
417,010,756 (2024: 70,130,556) ordinary shares of DKK 0.25 each (2024: ordinary shares of DKK 1 each)	$15,791	$10,516
Total share capital	$15,791	$10,516

Disclosure of executive management's and board of director's holding of shares [text block]
	2025	2024	2023
Number of ordinary shares owned
Helen Tayton-Martin	277,778	—	-
Thomas Frederik Schmidt	968,600	—	-
Birgitte Rønø	262,871	187,170	148,123
Andreas Holm Mattsson	6,330,118	4,289,341	4,267,931
Executive Management in total	7,839,367	4,476,511	4,416,054
	2025	2024	2023
Number of ordinary shares owned
Roberto Prego	726,169	561,156	539,069
Lars Holtug	483,391	179,978	157,891
Marianne Søgaard	6,473,997	1,777,471	1,684,547
Lars Aage Staal Wegner	837,900	681,842	-
Board of Directors in total	8,521,457	3,200,447	2,381,507